CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues	$ 51,393,000	¥ 335,337,000	¥ 918,628,000	¥ 922,591,000
Cost of revenues	(36,152,000)	(235,889,000)	(689,820,000)	(666,162,000)
Gross profit	15,241,000	99,448,000	228,808,000	256,429,000
Other operating loss, net	(3,669,000)	(23,943,000)	(29,176,000)	(27,352,000)
Sales and marketing expenses	(3,398,000)	(22,174,000)	(36,059,000)	(36,428,000)
General and administrative expenses	(10,106,000)	(65,943,000)	(152,160,000)	(128,331,000)
(Provision for)/ recovery of doubtful accounts	325,000	2,121,000	(8,449,000)	(1,050,000)
Research and development expenses	(1,644,000)	(10,729,000)	(54,059,000)	(68,412,000)
Impairment of long-lived assets	(2,061,000)	(13,448,000)	0	0
Operating loss	(5,312,000)	(34,668,000)	(51,095,000)	(5,144,000)
Interest income	15,000	96,000	181,000	354,000
Interest expense	(6,776,000)	(44,216,000)	(49,924,000)	(33,543,000)
Other income /(expenses), net	(1,210,000)	(7,896,000)	36,367,000	8,331,000
Gain on disposal of subsidiaries | ¥			18,285,000
Foreign exchange gain	2,079,000	13,567,000	1,448,000	4,200,000
Loss before income taxes	(11,204,000)	(73,117,000)	(44,738,000)	(25,802,000)
Income tax expense	(1,000)	(6,000)	(7,967,000)	(11,000)
Net loss	(11,205,000)	(73,123,000)	(52,705,000)	(25,813,000)
Less: net loss attributable to noncontrolling interest	(94,000)	(616,000)	(1,034,000)	(1,395,000)
Net loss attributable to the Company's shareholders	$ (11,111,000)	¥ (72,507,000)	¥ (51,671,000)	¥ (24,418,000)
Loss per share
Basic and Diluted | (per share)	$ (0.03)	¥ (0.17)	¥ (0.12)	¥ (0.06)
Shares used in loss per share computations:
Basic and Diluted | shares	436,763,196	436,763,196	436,649,822	426,809,567
Foreign currency translation adjustment	$ (1,872,000)	¥ (12,218,000)	¥ (1,706,000)	¥ (1,037,000)
Unrealized holding loss on available-for-sale investments	0	0	0	0
Amounts reclassified from accumulated other comprehensive income	0	0	0	0
Total other comprehensive loss net of tax	(1,872,000)	(12,218,000)	(1,706,000)	(1,037,000)
Comprehensive loss	(13,077,000)	(85,341,000)	(54,411,000)	(26,850,000)
Less: comprehensive loss attributable to noncontrolling interest	(94,000)	(616,000)	(1,034,000)	(1,395,000)
Comprehensive loss attributable to the Company's shareholders	$ (12,983,000)	¥ (84,725,000)	¥ (53,377,000)	¥ (25,455,000)